Borrowing and Credit Agreements (Details) (USD $)	0 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Aug. 08, 2014	Dec. 02, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 20, 2014	Sep. 04, 2014	Nov. 26, 2012	Dec. 31, 2012	Aug. 07, 2014
Debt Instrument [Line Items]
Total debt			$ 12,955,000,000	$ 13,402,000,000
Short-term debt (commercial paper)			(685,000,000)	0
Current portion of long-term debt			575,000,000	561,000,000
Long-term debt			11,695,000,000	12,841,000,000
Short-term debt, weighted average interest rate (as a percent)			0.36%	0.27%
Proceeds from issuance of long-term debt			1,483,000,000	3,964,000,000	1,239,000,000
Proceeds from Issuance of Senior Long-term Debt	1,500,000,000	4,000,000,000
Loss on early extinguishment of debt			521,000,000	0	348,000,000
Repayments of long-term debt			3,100,000,000	0	1,718,000,000
Aggregate maturities of long-term debt:
2014			575,000,000
2015			1,200,000
2016			1,100,000,000
2017			1,300,000,000
2018			1,300,000,000
Commercial paper
Debt Instrument [Line Items]
Total debt			685,000,000	0
Short-term debt, weighted average interest rate (as a percent)			0.55%
4.875% senior notes due 2014
Debt Instrument [Line Items]
Total debt			0	550,000,000
Debt instrument interest rate stated percentage			4.875%
3.25% senior notes due 2015
Debt Instrument [Line Items]
Total debt			550,000,000	550,000,000
Debt instrument interest rate stated percentage			3.25%
1.2% senior notes due 2016
Debt Instrument [Line Items]
Total debt			750,000,000	750,000,000
Debt instrument interest rate stated percentage			1.20%
6.125% senior notes due 2016
Debt Instrument [Line Items]
Total debt			421,000,000	421,000,000
Debt instrument interest rate stated percentage			6.125%					6.125%
5.75% senior notes due 2017
Debt Instrument [Line Items]
Total debt			1,080,000,000	1,310,000,000
Debt instrument interest rate stated percentage			5.75%							5.75%
Unsecured Senior Notes 6.25 Percent Due in 2027 and 6.125 Percent Due in 2039 and 5.75 Percent Due in 2041 and 5.75 Percent Due in 2017
Debt Instrument [Line Items]
Maximum aggregate principal amount of tender offer						1,500,000,000	2,000,000,000
Tender premium on extinguishment of debt							490,000,000
Write-off of unamortized deferred financing costs							26,000,000
Tender fees on extinguishment of debt							5,000,000
Loss on early extinguishment of debt							521,000,000
2.25% senior notes due 2018
Debt Instrument [Line Items]
Total debt			1,250,000,000	1,250,000,000
Debt instrument interest rate stated percentage		2.25%	2.25%
Debt Instrument, Face Amount		1,250,000,000.00
6.6% senior notes due 2019
Debt Instrument [Line Items]
Total debt			394,000,000	394,000,000
Debt instrument interest rate stated percentage			6.60%					6.60%
Unsecured Senior Notes 2.250 Percent Due in 2019
Debt Instrument [Line Items]
Total debt			850,000,000	0
Debt instrument interest rate stated percentage			2.25%							2.25%
Debt Instrument, Face Amount										850,000,000
4.75% senior notes due 2020
Debt Instrument [Line Items]
Total debt			450,000,000	450,000,000
Debt instrument interest rate stated percentage			4.75%
4.125% senior notes due 2021
Debt Instrument [Line Items]
Total debt			550,000,000	550,000,000
Debt instrument interest rate stated percentage			4.125%
2.75% senior notes due 2022
Debt Instrument [Line Items]
Total debt			1,250,000,000	1,250,000,000
Debt instrument interest rate stated percentage			2.75%					2.75%
Debt Instrument, Face Amount								1,250,000,000.00
Proceeds from issuance of long-term debt								1,240,000,000
4.0% senior notes due 2023
Debt Instrument [Line Items]
Total debt			1,250,000,000	1,250,000,000
Debt instrument interest rate stated percentage		4.00%	4.00%
Debt Instrument, Face Amount		1,250,000,000.00
Unsecured Senior Notes 3.375 Percent Due in 2024
Debt Instrument [Line Items]
Total debt			650,000,000	0
Debt instrument interest rate stated percentage			3.375%							3.375%
Debt Instrument, Face Amount										650,000,000
6.25% senior notes due 2027
Debt Instrument [Line Items]
Total debt			453,000,000	1,000,000,000
Debt instrument interest rate stated percentage			6.25%							6.25%
6.125% senior notes due 2039
Debt Instrument [Line Items]
Total debt			734,000,000	1,500,000,000
Debt instrument interest rate stated percentage			6.125%							6.125%
5.75% senior notes due 2041
Debt Instrument [Line Items]
Total debt			493,000,000	950,000,000
Debt instrument interest rate stated percentage			5.75%					5.75%		5.75%
5.3% senior notes due 2043
Debt Instrument [Line Items]
Total debt			750,000,000	750,000,000
Debt instrument interest rate stated percentage		5.30%	5.30%
Debt Instrument, Face Amount		750,000,000
Enhanced Capital Advantage Preferred Securities due 2062
Debt Instrument [Line Items]
Total debt			41,000,000
Capital lease obligations
Debt Instrument [Line Items]
Total debt			391,000,000	390,000,000
Unsecured back-up credit facility expiring on May 2013
Debt Instrument [Line Items]
Maximum borrowing capacity under unsecured back-up credit facility			1,250,000,000.00
Term of unsecured back-up credit facility (in years)			5 years
Unsecured back-up credit facility expiring on February 2017
Debt Instrument [Line Items]
Maximum borrowing capacity under unsecured back-up credit facility			1,000,000,000.00
Term of unsecured back-up credit facility (in years)			5 years
Unsecured back-up credit facility expiring on May 2015
Debt Instrument [Line Items]
Maximum borrowing capacity under unsecured back-up credit facility			1,250,000,000.00
Term of unsecured back-up credit facility (in years)			5 years
Unsecured back-up credit facilities
Debt Instrument [Line Items]
Facility fee under unsecured back-up credit facility (as a percent)			0.03%
Unsecured Senior Notes 1.25 Percent Due in 2016
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage		1.20%
Debt Instrument, Face Amount		750,000,000
6.125%, 5.75% and 6.6% senior notes due in 2016, 2017 and 2019, respectively
Debt Instrument [Line Items]
Maximum aggregate principal amount of tender offer								1,000,000,000	1,325,000,000
Tender premium on extinguishment of debt									332,000,000
Write-off of unamortized deferred financing costs									13,000,000
Tender fees on extinguishment of debt									3,000,000
Loss on early extinguishment of debt									348,000,000
Other Borrowings
Debt Instrument [Line Items]
Total debt			$ 4,000,000	$ 87,000,000